Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, Net

6.    PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Buildings	191,222,937	543,500,662	78,068,985
Leasehold improvements	254,720,926	289,710,814	41,614,355
Furniture, fixtures and equipment	40,771,896	57,302,434	8,230,980
Motor vehicles	2,486,375	2,912,805	418,398
Total	489,202,134	893,426,715	128,332,718
Less: Accumulated depreciation	(265,449,689)	(295,096,805)	(42,388,004)
Impairment	(5,008,677)	–	–
	218,743,768	598,329,910	85,944,714
Construction in progress	3,645,805	16,606,595	2,385,388
Property and equipment, net	222,389,573	614,936,505	88,330,102

On June 3, 2019, the Group acquired 100% equity interests in a company from third party for a total cash consideration of RMB183,555,000 (USD26,366,026). The said company had no operations and was not qualified as a business as it had no input or process to create output. The Group adopted ASU No.2017-01, Business Combinations (Topic 802): Clarifying the Definition of a Business, in determining whether it had acquired a business and accounted for this transaction as asset acquisition. The purpose of this transaction for the property.

Depreciation expense was RMB24,076,465, RMB23,919,015 and RMB37,340,304 (USD5,363,599) for the years ended December 31, 2017, 2018 and 2019, respectively, and were included in the following captions:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Hotel operating costs	22,978,585	21,313,405	31,671,274	4,549,294
General and administrative costs	1,097,880	2,605,610	5,669,030	814,305
Total	24,076,465	23,919,015	37,340,304	5,363,599

Impairment of nil, RMB5,008,677 and nil was recognized on the property and equipment for the year ended December 31, 2017, 2018 and 2019, respectively.